Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2024
Inventories, Net
Summary of Inventories, net

	As of December 31,
	2023	2024
	RMB	RMB
Finished products	58,103	94,482
Raw materials and semi-finished products	60,821	57,272
Inventories	118,924	151,754